Point Bridge America First ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Aerospace/Defense - 4.1%
449	General Dynamics Corporation	$95,264
2,853	Howmet Aerospace, Inc.	88,243
246	Lockheed Martin Corporation	95,028
212	Northrop Grumman Corporation	99,708
1,179	Raytheon Technologies Corporation	96,513
168	TransDigm Group, Inc.	88,170
		562,926
	Agriculture - 1.3%
2,279	Altria Group, Inc.	92,026
1,136	Archer-Daniels-Midland Company	91,391
		183,417
	Airlines - 1.3%
3,180	Delta Air Lines, Inc. (a)	89,231
2,707	Southwest Airlines Company (a)	83,484
		172,715
	Banks - 6.7%
2,973	Bank of America Corporation	89,785
1,229	Comerica, Inc.	87,382
2,906	Fifth Third Bancorp	92,876
667	First Republic Bank	87,077
7,349	Huntington Bancshares, Inc.	96,860
5,570	KeyCorp	89,231
633	PNC Financial Services Group, Inc.	94,583
4,677	Regions Financial Corporation	93,867
2,143	Truist Financial Corporation	93,306
1,771	Zions Bancorporation	90,073
		915,040
	Beverages - 0.7%
1,990	Molson Coors Beverage Company - Class B	95,500
	Biotechnology - 1.4%
420	Amgen, Inc.	94,668
1,663	Corteva, Inc.	95,040
		189,708
	Building Materials - 2.1%
292	Martin Marietta Materials, Inc.	94,050
1,986	Masco Corporation	92,726
605	Vulcan Materials Company	95,415
		282,191
	Chemicals - 3.9%
900	Celanese Corporation	81,306
1,002	CF Industries Holdings, Inc.	96,443
2,056	Dow, Inc.	90,320
1,778	DuPont de Nemours, Inc.	89,611
1,109	Eastman Chemical Company	78,794
1,235	LyondellBasell Industries NV - Class A	92,971
		529,445
	Commercial Services - 4.0%
241	Cintas Corporation	93,554
784	Global Payments, Inc.	84,711
709	Quanta Services, Inc.	90,319
2,876	Rollins, Inc.	99,740
334	United Rentals, Inc. (a)	90,220
541	Verisk Analytics, Inc.	92,257
		550,801
	Distribution/Wholesale - 2.7%
895	Copart, Inc. (a)	95,228
2,028	Fastenal Company	93,369
1,937	LKQ Corporation	91,329
182	W.W. Grainger, Inc.	89,033
		368,959
	Diversified Financial Services - 3.2%
1,394	Charles Schwab Corporation	100,187
3,942	Franklin Resources, Inc.	84,832
1,005	Intercontinental Exchange, Inc.	90,802
5,908	Invesco, Ltd.	80,939
3,109	Synchrony Financial	87,643
		444,403
	Electric - 9.7%
1,087	Ameren Corporation	87,558
992	American Electric Power Company, Inc.	85,758
3,162	CenterPoint Energy, Inc.	89,105
1,488	CMS Energy Corporation	86,661
1,187	Constellation Energy Corporation	98,747
1,250	Dominion Energy, Inc.	86,388
945	Duke Energy Corporation	87,904
867	Entergy Corporation	87,246
1,481	Evergy, Inc.	87,971
2,265	Exelon Corporation	84,847
2,502	FirstEnergy Corporation	92,574
1,156	NextEra Energy, Inc.	90,642
1,349	Pinnacle West Capital Corporation	87,024
3,480	PPL Corporation	88,218
1,307	Southern Company	88,876
		1,329,519
	Electrical Components & Equipment - 0.6%
1,226	Emerson Electric Company	89,768
	Electronics - 1.3%
542	Honeywell International, Inc.	90,498
1,646	Trimble, Inc. (a)	89,328
		179,826
	Environmental Control - 1.4%
704	Republic Services, Inc.	95,772
600	Waste Management, Inc.	96,126
		191,898
	Food - 2.0%
745	J.M. Smucker Company	102,370
1,238	Sysco Corporation	87,539
1,374	Tyson Foods, Inc. - Class A	90,588
		280,497
	Forest Products & Paper - 0.6%
2,489	International Paper Company	78,901
	Gas - 1.3%
880	Atmos Energy Corporation	89,628
3,410	NiSource, Inc.	85,898
		175,526
	Hand/Machine Tools - 0.6%
1,160	Stanley Black & Decker, Inc.	87,244
	Healthcare-Products - 4.6%
957	Abbott Laboratories	92,599
368	ABIOMED, Inc. (a)	90,403
2,419	Boston Scientific Corporation (a)	93,688
330	Cooper Companies, Inc.	87,087
494	STERIS plc	82,142
332	Waters Corporation (a)	89,484
907	Zimmer Biomet Holdings, Inc.	94,827
		630,230
	Healthcare-Services - 2.0%
475	Charles River Laboratories International, Inc. (a)	93,480
436	Laboratory Corporation of America Holdings	89,297
1,008	Universal Health Services, Inc. - Class B	88,885
		271,662
	Home Builders - 1.4%
1,417	DR Horton, Inc.	95,435
25	NVR, Inc. (a)	99,677
		195,112
	Insurance - 4.3%
821	Allstate Corporation	102,239
363	Berkshire Hathaway, Inc. - Class B (a)	96,928
1,031	Cincinnati Financial Corporation	92,347
1,011	Globe Life, Inc.	100,797
632	Travelers Companies, Inc.	96,822
1,535	W.R. Berkley Corporation	99,130
		588,263
	Iron/Steel - 0.6%
724	Nucor Corporation	77,461
	Leisure Time - 0.5%
9,987	Carnival Corporation (a)	70,209
	Machinery-Construction & Mining - 0.7%
548	Caterpillar, Inc.	89,916
	Machinery-Diversified - 1.4%
280	Deere & Company	93,489
1,138	Westinghouse Air Brake Technologies Corporation	92,577
		186,066
	Media - 0.5%
255	Charter Communications, Inc. - Class A (a)	77,354
	Miscellaneous Manufacturing - 2.0%
1,845	A.O. Smith Corporation	89,630
713	Eaton Corporation plc	95,086
1,577	Textron, Inc.	91,876
		276,592
	Oil & Gas - 8.9%
2,726	APA Corporation	93,202
927	ConocoPhillips	94,869
3,489	Coterra Energy, Inc.	91,133
1,516	Devon Energy Corporation	91,157
769	Diamondback Energy, Inc.	92,634
842	EOG Resources, Inc.	94,077
848	Hess Corporation	92,423
3,941	Marathon Oil Corporation	88,988
1,038	Marathon Petroleum Corporation	103,104
1,583	Occidental Petroleum Corporation	97,275
1,179	Phillips 66	95,169
433	Pioneer Natural Resources Company	93,757
916	Valero Energy Corporation	97,875
		1,225,663
	Oil & Gas Services - 0.6%
3,502	Halliburton Company	86,219
	Packaging & Containers - 1.2%
1,877	Sealed Air Corporation	83,545
2,544	WestRock Company	78,584
		162,129
	Pharmaceuticals - 2.2%
705	AmerisourceBergen Corporation	95,408
1,487	Cardinal Health, Inc.	99,153
327	Eli Lilly & Company	105,735
		300,296
	Pipelines - 2.0%
5,673	Kinder Morgan, Inc.	94,399
1,662	ONEOK, Inc.	85,161
3,169	Williams Companies, Inc.	90,728
		270,288
	Real Estate - 3.9%
654	Alexandria Real Estate Equities, Inc.	91,684
770	Camden Property Trust	91,977
5,693	Host Hotels & Resorts, Inc.	90,405
307	Public Storage	89,893
3,749	Vornado Realty Trust	86,827
2,999	Weyerhaeuser Company	85,651
		536,437
	Retail - 6.2%
574	Advance Auto Parts, Inc.	89,739
48	AutoZone, Inc. (a)	102,813
2,620	Bath & Body Works, Inc.	85,412
719	Dollar Tree, Inc. (a)	97,856
347	Home Depot, Inc.	95,751
506	Lowe’s Companies, Inc.	95,032
517	Tractor Supply Company	96,100
760	Walmart, Inc.	98,572
894	Yum! Brands, Inc.	95,068
		856,343
	Semiconductors - 0.7%
1,552	Microchip Technology, Inc.	94,719
	Shipbuilding - 0.7%
442	Huntington Ingalls Industries, Inc.	97,903
	Software - 1.3%
819	Paychex, Inc.	91,900
281	Paycom Software, Inc. (a)	92,727
		184,627
	Telecommunications - 0.7%
416	Motorola Solutions, Inc.	93,172
	Transportation - 4.4%
3,184	CSX Corporation	84,822
496	FedEx Corporation	73,641
596	JB Hunt Transport Services, Inc.	93,226
416	Norfolk Southern Corporation	87,214
387	Old Dominion Freight Line, Inc.	96,274
448	Union Pacific Corporation	87,279
523	United Parcel Service, Inc. - Class B	84,486
		606,942
	TOTAL COMMON STOCKS (Cost $13,586,167)	13,685,887

	SHORT-TERM INVESTMENTS - 0.2%
27,474	First American Government Obligations Fund - Class X, 2.78% (b)	27,474
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,474)	27,474
	TOTAL INVESTMENTS - 99.9% (Cost $13,613,641)	13,713,361
	Other Assets in Excess of Liabilities - 0.1%	8,154
	NET ASSETS - 100.0%	$13,721,515

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of September 30, 2022.

Summary of Fair Value Disclosure at September 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,685,887	$-	$-	$13,685,887
Short-Term Investments	27,474	-	-	27,474
Total Investments in Securities	$13,713,361	$-	$-	$13,713,361
^See Schedule of Investments for breakout of investments by industry group.
For the period ended September 30, 2022, the Fund did not recognize any transfers to or from Level 3.